Investments in Associates and Joint Ventures - Balance sheet information (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investments in associates and joint ventures
Current assets	$ 68,124,902	$ 72,052,868
Non-current assets	222,218,898	225,117,725
Total assets	290,343,800	297,170,593
Current liabilities	42,385,850	48,531,443
Non-current liabilities	142,553,717	144,108,459
Total liabilities	184,939,567	192,639,902
Investments accounted for using equity method
Investments in associates and joint ventures
Current assets	3,250,162	4,916,041
Non-current assets	23,785,783	25,818,848
Total assets	27,035,945	30,734,889
Current liabilities	1,063,128	2,157,473
Non-current liabilities	17,014,528	17,779,961
Total liabilities	18,077,656	19,937,434
Net assets	$ 8,958,289	$ 10,797,455